Personnel expenses - Employee equality and diversity (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel expense
Percentage of allocation of women on the Board of Directors	63.00%	63.00%	43.00%
Percentage of allocation of men on the Board of Directors	37.00%	37.00%	57.00%
Percentage of allocation of women in executive management	42.00%	45.00%	36.00%
Percentage of allocation of men in executive management	58.00%	55.00%	64.00%
Percentage of allocation of women in management positions	53.00%	52.00%	45.00%
Percentage of allocation of men in management positions	47.00%	48.00%	55.00%
Percentage of allocation of women employees in total	48.00%	48.00%	50.00%
Percentage of allocation of men employees in total	52.00%	52.00%	50.00%